Capital Management (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Capital Management
Referential Equity (PR)	R$ 3,876,865	R$ 2,443,053
Referential Equity - Tier I	3,549,410	2,077,838
Referential Equity - Tier II	327,455	365,215
Risk-Weighted Assets (RWA)	25,008,421	17,481,130
Credit Risk (RWAcpad)	22,483,368	15,192,006
Market Risk (RWAmpad)	227,428	9,290
Operational Risk (RWAopad)	2,297,625	2,279,834
Banking Risk (RBAN)	699,475	942,939
Full Exposure	R$ 48,936,525	R$ 30,034,082
Capital adequacy ratio	15.50%	13.98%
Capital adequacy ratio	15.08%	13.26%
Leverage ratio	7.25%	6.92%